Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	December 31,
	2017	2016

Accrued expenses	$71	$71

Loan from Shareholders, net	$-	$3,072

Schedule of Related Party Expenses

Related parties’ expenses:

	Year ended December 31,
	2017	2016	2015

Directors and management fees	$170	$22	$-

Amortization of shareholders’ convertible loans discount and BCF	$103	$1,116	$2,684

Interest on shareholders’ convertible note and loans	$164	$270	$575